Ordinary Shares Issued at Nominal Value in Lieu of Services	12 Months Ended
Dec. 31, 2024
Stock Issued During Period At Nominal Value [Abstract]
Ordinary Shares Issued at Nominal Value in Lieu of Services
9.
Ordinary shares issued in lieu of cash payment for services

In February 2024, the Company issued 4,514 ordinary shares to Sales Force in lieu of a cash payment for customer relationship platform services provided to the Company.

In December 2024, the Company issued 50,000 shares to D. Boral Capital LLC in lieu of a cash payment for financial and capital raising advisory services provided to the Company.

In December 2024, the Company issued 50,000 shares to the Maxim Group in lieu of a cash payment for advisory services provided to the Company.

In accordance with the guidance in ASC 505, the ordinary shares issued in lieu of cash payment for services were measured based on the fair value of services received or the ordinary shares granted, whichever was more reliably determinable. As the ordinary shares are publicly traded, the market price of the ordinary shares were readily and reliably determinable. The Company recognized expense and equity equal to the number of ordinary shares issued multiplied by the fair value per share on date of issuance. The equity impact consisted of ordinary shares at par value and the remaining proceeds in additional paid-in capital.